Financial Debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial Debt
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at December 31
(in EUR 000)	2024	2023
Recoverable cash advances - Non-current	8,623	8,373
Recoverable cash advances - Current	248	301
Total Recoverable cash advances	8,871	8,674
EIB finance agreement - Non-current	6,898	—
Synthetic warrants - Non-current	3,204	—
Other loan - Current	—	63
Total Other	10,102	63
Non-current	18,725	8,373
Current	248	364
Total Financial Debt	18,973	8,737

Schedule of recoverable cash advances received

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	628	24
Clinical trial (6840)	2,400	2,400	510	13
Activation chip improvements (7388)	1,467	1,467	88	18
Total	7,627	7,627	1,814	63

Schedule of undiscounted recoverable cash advances explanatory

	As at December 31
(in EUR 000)	2024	2023
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interest included)	(1,858)	(1,843)
Total Recoverable cash advances (undiscounted)	13,396	13,411

Schedule of fair value recoverable cash advances

	As at December 31
(in EUR 000)	2024	2023
Contract 6472	1,711	1,629
Contract 6839	2,332	2,290
Contract 6840	2,819	2,818
Contract 7388	2,009	1,937
Total recoverable cash advances	8,871	8,674
Non-current	8,623	8,373
Current	248	301
Total recoverable cash advances	8,871	8,674

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2024	2023
As at January 1	8,674	8,431
Advances reimbursed (excluding interest)	(254)	(396)
Interest paid	(26)	(27)
Initial measurement and re-measurement	(561)	(324)
Discounting impact	1,038	990
As at December 31	8,871	8,674

Schedule of sensitivity analysis fair value recoverable cash advances explanatory

Fair Value of Liabilities as of end of 2024 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	(25)%	0%	25%
(25)%	9,373	9,724	9,963
0%	8,456	8,871	9,156
25%	7,662	8,121	8,443

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8 % instead of 5 % while the one used for the variable part is 9.4 % instead of 12.5%.

Schedule of change in loan facility, prepayment option and synthetic warrants

	Loan facility
	agreement	Prepayment	Synthetic
	EIB	option	warrants
(in EUR 000)	(Level III)	(Level III)	(Level III)
As at January 1	—	—	—
New debt	10,000	—	—
Transaction cost related to loans and borrowings	(175)	—	—
Separation of non-closely related embedded derivates	(3,042)	(127)	3,169
Subtotal: Initial recognition	6,783	(127)	3,169
Effective interest rate adjustment	115	—	—
Fair value adjustment	—	15	35
As at December 31	6,898	(112)	3,204